Summary of significant accounting policies - Schedule of Useful Lives of Depreciation (Details)	12 Months Ended
Dec. 31, 2024
Facility
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	40 years
Facility equipment | Bottom of range
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	5 years
Facility equipment | Top of range
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	20 years
Computer equipment
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	3 years
Leasehold improvements | Bottom of range
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	3 years
Leasehold improvements | Top of range
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	15 years
Furniture and fixtures
Disclosure of summary of significant accounting policies [Line Items]
Useful life of depreciation	5 years